Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

The prepaid expenses and other current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Tax recoverable	9,555,701	8,780,295
Prepaid consulting service fee	3,941,513	—
Deposits	1,414,787	3,138,975
Loan receivable due from a third party	1,000,000	1,398,509
Prepaid expense	109,837	181,269
Other receivables	909,966	1,052,801
	16,931,804	14,551,849

For the year ended December 31, 2024, the Company wrote off RMB 354,809 against office rental deposits as the Company did not expect to collect the deposits. For the year ended December 31, 2025, the Company reversed RMB 354,809 upon the settlement of the deposits against the outstanding lease payable.